SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2024
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT
24. SHARE-BASED PAYMENT

Accounting policy:

The fair value of share-based payment benefits at the grant date is recognized, as personnel expenses, with a corresponding increase in equity, for the period in which employees unconditionally acquire the right to the benefits and ratably over the vesting period.

The amount recognized as an expense is adjusted to reflect the number of shares for which there is an expectation that the service conditions and non-market acquisition conditions will be met, such that the amount ultimately recognized as an expense is based on the number of shares that actually meet the service conditions and non-market acquisition conditions on the date the payment rights are acquired (vesting date). For share-based payment benefits with a non-vesting condition, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no modification for differences between expected and actual benefits.

The fair value of the amount payable to employees in respect of share appreciation rights, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities during the period in which employees unconditionally acquire the right to payment. Liabilities are remeasured at each financial position date and settlement date, based on the fair value of share appreciation rights. Any changes in the fair value of the liability are recognized in profit or loss as personnel expenses.

The Company and its subsidiaries have Share-Based Compensation Plans that are payable in shares and cash. As of December 31, 2024, the Group has the following share-based payment arrangements:

Programs granted up to December 31, 2023 and still in force

•	Granting of shares (settled in shares), without lock-up, with delivery of shares at the end of the 5-year vesting period, subject only to maintenance of the employment relationship (service condition).
•	Granting of shares (settled in shares), without lock-up, with delivery of shares throughout or at the end of the 3- to 5-year vesting period, subject to:
	I.	Part of the options being vested in part on maintenance of the employment relationship (service condition); and
	II.	Part being vested in part on achievement of each of the metrics that make up the performance targets (performance conditions).
•	Share-based compensation plan (settled in cash) in which beneficiaries are assigned a certain number of units referenced to a theoretical share price calculated based on the Cosan Group's EBITDA for each year. The units will be paid in cash, upon compliance with the contractual conditions of a 3- to 5-year vesting period. Payments occur at the end of each cycle (3 to 5 years after the grant date), based on the converted reference value of the share at that time.

Grants made in 2024

In the year ended December 31, 2024, the following share-based payments Program was established:

Program	Conditions for vesting
Invest Partners

Grant January 30, 2024.

The incentive program is conditioned on service time (service condition) and performance goals (performance conditions). Of the total actions of the program, 60% are related to service time for the period of 5 years and the actions are granted annually. The rest, equivalent to 40% of the program, are related to performance goals being necessary to achieve specific metrics that can vary between 0% and 110% (to calculate the fair value was considered the achievement of 100%). Shares are locked up for one year. The 2024 grant refers only to the portion granted annually, which is linked to service conditions, (vesting period of 12 months).

Invest Cosan 2024

Grant: July 31, 2024,

The incentive program is conditioned to service conditions and performance conditions. Of the total actions of the program, 50% are related to length of service for a period of 3 years. The remainder, equivalent to 50% of the program, are related to performance goals, requiring the achievement of specific metrics that can vary from 0% to 150%.

Invest Program 2024 – Rumo

Grant: August 22, 2024.

Option programs, without lock-up, with delivery of the shares at the end of the three-year vesting period, subject to i) part of the options being conditional on maintaining the employment relationship (service condition) and ii) part on achieving each of the metrics that make up the performance targets (performance conditions), with the amount of performance options granted varying between 0% and 200% depending on performance.

Phantom shares – Compass

Grant: August 1, 2024.

Phantom share plan providing for the grant of stock appreciation rights (“SARs”). SARs offer the opportunity to receive a cash payment equal to the fair market value of Compass common stock.

SOP 2024 Moove Program

Granted on November 20, 2024.

The incentive program is conditional on length of service (service condition) and linked to the occurrence of a liquidity event defined in the program (performance conditions). The options granted to participants may only be exercised after they become vested options, and the maximum term for exercising the Options will be six (6) years from the date of grant.

Award Type / Award Date	Company	Life expectancy (months)	Grants under plans	Exercised / Canceled / Transferred	Available	Fair value as of grant date - R$
Share grant program
07/31/2019	Cosan S.A.	60	229,020	(229,020)	—	13.44
07/31/2020	Cosan S.A.	60	68,972	(29,720)	39,252	20.93
07/31/2021 - Invest I	Cosan S.A.	36	424,839	(424,839)	—	24.38
09/10/2021 - Invest II	Cosan S.A.	48	5,283,275	(5,283,275)	—	22.24
10/11/2021 - Invest III	Cosan S.A.	60	806,752	(552,900)	253,852	23.20
07/31/2022 - Invest I	Cosan S.A.	36	846,506	(301,499)	545,007	18.74
11/22/2022 - Invest Partners	Cosan S.A.	60	377,173	(20,936)	356,237	17.14
01/30/2023 - Invest Partners	Cosan S.A.	36	12,472,325	(7,864,867)	4,607,458	15.26
07/31/2023 - Invest Cosan I - Regular	Cosan S.A.	36	1,047,845	(409,020)	638,825	17.53
12/01/2023 - Invest Cosan III - Associates	Cosan S.A.	60	546,734	(70,697)	476,037	17.68
01/30/2024 - Invest Partners	Cosan S.A.	12	2,322,324	(2,322,324)	—	18.18
07/31/2024 - Invest Cosan 2024	Cosan S.A.	36	1,428,479	—	1,428,479	13.54
			25,854,244	(17,509,097)	8,345,147
07/01/2023 - Program SOP A	Moove	72	699,276	(699,276)	—	142.62
07/01/2023 - Program SOP B	Moove	72	279,710	(279,710)	—	88.32
07/01/2023 - Program SOP C	Moove	72	223,768	(223,768)	—	76.54
07/01/2023 - Program SOP D	Moove	72	139,855	(139,855)	—	71.45
11/20/2024 - Program SOP 2024	Moove	72	610,940	—	610,940	50.05
			1,953,549	(1,342,609)	610,940
08/15/2019	Rumo S.A.	60	843,152	(843,152)	—	22.17
11/11/2020	Rumo S.A.	60	776,142	(404,206)	371,936	20.01
05/05/2021	Rumo S.A.	60	1,481,000	(1,377,718)	103,282	20.84
09/15/2021	Rumo S.A.	36	1,560,393	(1,560,393)	—	18.19
09/01/2022	Rumo S.A.	36	1,781,640	(290,869)	1,490,771	20.36
09/06/2023	Rumo S.A.	36	1,724,867	(201,544)	1,523,323	21.86
08/22/2024	Rumo S.A.	36	2,433,432	(61,015)	2,372,417	23.37
			10,600,626	(4,738,897)	5,861,729
Share-based compensation plan (settled in cash)
07/31/2019 - Invest I	Moove	60	132,670	(132,670)	—	50.79
07/31/2020 - Invest II	Moove	60	106,952	(18,341)	88,611	61.89
07/31/2021 - Invest III	Moove	36	80,729	(80,729)	—	102.73
07/31/2022 - Invest IV	Moove	36	77,967	(6,114)	71,853	135.05
07/31/2023 - Invest V	Moove	36	82,204	(1,856)	80,348	150.98
07/31/2024 - Invest VI	Moove	36	61,732	—	61,732	234.43
08/01/2022	Compass	36	950,994	(128,164)	822,830	25.59
08/01/2022	Edge Comercialização	36	31,409	(25,531)	5,878	25.59
08/01/2022	TRSP	36	35,604	(5,120)	30,484	25.59
08/01/2023	Compass	36	275,746	(38,408)	237,338	34.12
08/01/2023	Edge Comercialização	36	27,006	(16,740)	10,266	34.12
08/01/2023	TRSP	36	26,246	—	26,246	34.12
08/01/2024	Compass	36	277,262	—	277,262	42.21
08/01/2024	Edge Comercialização	36	97,535	(18,906)	78,629	42.21
08/01/2024	TRSP	36	2,867	—	2,867	42.21
11/01/2024	Compass	33	12,751	—	12,751	42.21
			2,279,674	(472,579)	1,807,095
Total			40,688,093	(24,063,182)	16,624,911

a)Reconciliation of outstanding share options

The change in outstanding share options is as follows:

Consolidated
Balance as of January 1, 2023	17,876,508
Granted	16,868,466
Exercised/canceled/other	(3,187,476)
Balance as of December 31, 2023	31,557,498
Granted	6,856,907
Addition of shares(i)	605,005
Exercised/canceled/other(ii)	(22,394,499)
Balance as of December 31, 2024	16,624,911

(i)	Total accrued shares correspond to the proportional number of dividends, interest on equity and reduction of equity eventually paid or credited by the Compass subsidiary to its shareholders between the date of the grant and the end of said vesting exercise.
(ii)	In August 2024, 100% of the provision for the “01/30/2024 - Invest Partners” plan and the first tranche of the “10/11/2021 - Invest III” plan was brought forward. The plans were settled in September 2024 and the advance provision amounted to R$14,585 considering principal and charges.

b) Fair value measurement

The weighted average fair value of the programs granted during December 31, 2024 and 2023 and the main assumptions used in applying the Black-Scholes and Binominal model were as follows:

		Average market price on the grant date	Interest rate	Volatility
Cosan S.A	12/31/2024 12/31/2023	13.54 16.82	N/A N/A	N/A N/A

Compass	12/31/2024 12/31/2023	45.29 42.21	N/A N/A	N/A N/A

Rumo (i)	12/31/2024 12/31/2023	23.37 21.87	10.41% 10.41%	25.84% 25.84%

Moove (ii)	12/31/2024 12/31/2023	66.97 105.98	4.05% 4.05%	42.85% 42.85%

(i)	Volatility was determined based on the historical volatility of the share price in the last thirty days prior to the grant date.
(ii)	Volatility was determined based on the historical volatility of the parent company's share price, since Moove is not yet publicly traded, taking as a measure the period proportional to the term of the plan.

c) Expenses recognized in profit or loss

Share-based compensation expenses included in the statement of profit or loss for the year ended December 31, 2024 were R$65,901 (R$207,713 as of December 31, 2023.)